Equity Earnings Per Unit (Policies)	9 Months Ended
Sep. 30, 2017
Earnings Per Share [Abstract]
Earnings Per Share, Policy [Policy Text Block]
Prior to the three months ended September 30, 2017, we used the two-class method when calculating the net earnings per unit applicable to limited partners, because we had more than one participating security consisting of limited partner common units, general partner units and IDRs. Net earnings earned by the Partnership were allocated between the limited and general partners in accordance with our partnership agreement through June 30, 2017. We based our calculation of net earnings per limited partner common unit on the weighted average number of common limited partner units outstanding during the period. However, as a result of the IDR/GP Transaction that occurred on October 30, 2017, our general partner and its IDRs no longer participated in earnings or distributions for the three months ended September 30, 2017. All distributions, earnings, and allocations of distributions less than or greater than earnings related to the three months ended September 30, 2017 have been attributed to limited partner common units in existence as of November 3, 2017.